Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 year
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	2,219
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.5
Adjustable Performance Plan awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	569
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	167
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	87
Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,100
Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	211
Incentive Share Unit (ISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	85